Inventories, net (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories, net
	As of December 31,
	2024	2025	2025
	S$	S$	US$
Finished goods	55,321	-	-
Less: Provision for stock obsolescence	(4,841)	-	-
Inventories, net	50,480	-	-

Schedule of movement in provision for stock obsolescence

Movement in provision for stock obsolescence:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Beginning of the year	1,079	4,841	3,765
Inventory write-off for the year	(112)	(1,675)	(1,303)
Reversal for the year	(967)	(3,166)	(2,462)
Charge for the year	4,841	-	-
End of the year	4,841	-	-